VALUE OF CHARTER PARTY CONTRACTS - Movement in Unfavorable Charter Party Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) In Unfavorable Charter Party Contracts [Roll Forward]
Opening balance		$ 4,126	$ 4,798
Amortization of unfavorable time charter-in contract	$ 0	$ 0	(672)
Total			4,126
Less: current portion			(672)
Non-current portion			$ 3,454